INCOME PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
INCOME PER SHARE
INCOME PER SHARE

The calculations of basic and diluted income per share for the years ended December 31, 2018 and 2017 are based on the following:

Years ended December 31	2018	2017
	$	$
(Loss) Income for the year	(31)	71,466
Non-controlling interest	(6,410)	2,150
Income attributable to equity holders of SSR Mining used in the calculation of income per share	6,379	69,316

Weighted average number of common shares issued (thousands)	120,137	119,593
Adjustments for dilutive instruments:
Stock options (thousands)	1,217	1,088
Weighted average number of common shares for diluted income per share (thousands)	121,354	120,681

Basic income per share	$0.05	$0.58
Diluted income per share	$0.05	$0.57